As filed with the Securities and Exchange Commission on December 20, 2016
File Nos. 333-76651, 811-09301

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 101	☒
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 104	☒
(Check appropriate box or boxes)

TIAA-CREF Funds
(Exact Name of Registrant as Specified in Charter)

730 Third Avenue
New York, New York 10017-3206
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 842-2733

John M. McCann, Esq.
TIAA-CREF Funds
8500 Andrew Carnegie Boulevard
Charlotte, North Carolina 28262

(Name and Address of Agent for Service)

Copy to:
Jeffrey S. Puretz, Esq.
Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Approximate Date of Proposed Public Offering:
As soon as practicable after effectiveness of the Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☒	Immediately upon filing pursuant to paragraph (b)
☐	On (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This post-effective amendment on Form 485BPOS is being submitted for the sole purpose of furnishing, in Exhibit 101, XBRL Interactive Data for the related official 485BPOS filing which was submitted to the Commission on December 8, 2016.

No other changes have been made to this Form 485BPOS. This Form 485BPOS does not reflect events that may have occurred subsequent to the original filing date, and does not modify or update any related disclosures made in the related official Form 485BPOS.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, TIAA-CREF Funds certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 20th day of December, 2016.

TIAA-CREF FUNDS

By:	/s/Robert G. Leary
Name:	Robert G. Leary
Title:	President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/Robert G. Leary	President and Principal Executive Officer	December 20, 2016
Robert G. Leary	(Principal Executive Officer)

/s/Glenn E. Brightman	Principal Financial Officer,	December 20, 2016
Glenn E. Brightman	Principal Accounting Officer and Treasurer
(Principal Financial and Accounting Officer)

SIGNATURE OF TRUSTEE	DATE	SIGNATURE OF TRUSTEE	DATE

*	December 20, 2016	*	December 20, 2016
Forrest Berkley		Thomas J. Kenny

*	December 20, 2016	*	December 20, 2016
Nancy A. Eckl		Bridget A. Macaskill

*	December 20, 2016	*	December 20, 2016
Michael A. Forrester		James M. Poterba

*	December 20, 2016	*	December 20, 2016
Howell E. Jackson		Maceo K. Sloan

		*	December 20, 2016
Laura T. Starks

/s/Rachael M. Zufall
Rachael M. Zufall
as attorney-in-fact	December 20, 2016

* Signed by Rachael M. Zufall pursuant to powers of attorney previously filed with the Securities and Exchange Commission.

EXHIBIT LIST

101.	INS XBRL Instance Document
101.	SCH XBRL Taxonomy Extension Schema
101.	DEF XBRL Taxonomy Extension Definition Linkbase
101.	LAB XBRL Taxonomy Extension Label Linkbase
101.	PRE XBRL Taxonomy Extension Presentation Linkbase